Convertible debt (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 02, 2016 USD ($) $ / shares	Aug. 02, 2016 CNY (¥)	Nov. 23, 2017 USD ($) shares	Nov. 23, 2017 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Convertible debt, carrying amount						¥ 707,854			¥ 774,703
Convertible debt, beneficial conversion feature (BCF) recognized							¥ 185,712
Stock Issued During Period, Value, Conversion of Convertible Securities						¥ 158,450
PAG Convertible Notes [Member]
Convertible debt, principal amount | $	$ 150,000
Convertible debt, maturity date	Aug. 01, 2021	Aug. 01, 2021
Convertible debt, interest rate, stated percentage	2.00%
Convertible debt, interest rate, effective percentage						6.50%		6.50%	6.50%
Convertible debt, conversion price | $ / shares	$ 23.67
Convertible debt, conversion ratio, shares/$100,000	4,224.7671	4,224.7671
Convertible debt, carrying amount						¥ 707,900			¥ 774,700
Convertible debt, beneficial conversion feature (BCF) recognized	$ 27,900	¥ 185,700
Fair Value of Per Ordinary Share | $ / shares	$ 28.08
Convertible debt, issuance cost | $	$ 180
Interest Expense, Debt					¥ 46,800	¥ 53,800
PAG Convertible Notes [Member] | Third Party Investor [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares			1,013,941	1,013,941
Amortization of Debt Issuance Costs				¥ 23,300
Debt Conversion, Original Debt, Amount | $			$ 24,000
Stock Issued During Period, Value, Conversion of Convertible Securities				¥ 158,500
Convertible Debt [Member]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months | $								$ 0
Long-term Debt, Maturities, Repayments of Principal in Year Two | $								0
Long-term Debt, Maturities, Repayments of Principal in Year Three | $								$ 126,000